Shareholder Report	6 Months Ended
Dec. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	EntrepreneurShares Series Trust
Entity Central Index Key	0001495922
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
C000194842
Shareholder Report [Line Items]
Fund Name	ERShares Private-Public Crossover ETF
Trading Symbol	XOVR
Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.86%
AssetsNet	$ 1,255,318,188
Holdings Count | Holding	33
Advisory Fees Paid, Amount	$ 2,057,111
InvestmentCompanyPortfolioTurnover	56.00%
Updated Prospectus Web Address	https://entrepreneurshares.com/ershares-etfs/xovr-etf/